Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
PostNL NV	207,581	$370,571

Banks — 9.6%
ABN AMRO Group NV, CVA(a)	158,249	3,339,970
ING Groep NV	1,274,279	13,766,832
NIBC Holding NV(a)	9,289	82,603

		17,189,405

Beverages — 6.9%
Coca-Cola European Partners PLC(b)	78,581	4,353,387
Heineken Holding NV	13,598	1,342,550
Heineken NV	63,546	6,657,791

		12,353,728

Biotechnology — 0.1%
Pharming Group NV(b)(c)	180,327	150,268
ProQR Therapeutics NV(b)(c)	8,690	105,410

		255,678

Capital Markets — 0.5%
BinckBank NV	62,725	441,753
Flow Traders(a)	17,448	490,746

		932,499

Chemicals — 8.8%
Akzo Nobel NV	80,082	6,739,358
Corbion NV	30,470	932,384
Koninklijke DSM NV	65,009	7,302,233
OCI NV(b)	37,802	855,131

		15,829,106

Construction & Engineering — 1.2%
Arcadis NV	41,406	766,860
Boskalis Westminster	39,732	893,919
Koninklijke BAM Groep NV	96,669	408,917
Koninklijke Volkerwessels NV	10,006	181,302

		2,250,998

Diversified Financial Services — 0.0%
SNS REAAL NV(b)(c)(d)	68,952	1

Diversified Telecommunication Services — 2.2%
Koninklijke KPN NV	1,273,781	3,886,422

Electrical Equipment — 1.2%
Kendrion NV	12,849	260,306
SIF Holding NV(c)	3,867	46,626
Signify NV(a)	36,929	985,998
TKH Group NV	19,660	917,512

		2,210,442

Energy Equipment & Services — 0.9%
Fugro NV, CVA(b)(c)	39,339	324,397
SBM Offshore NV	78,683	1,388,419

		1,712,816

Equity Real Estate Investment Trusts (REITs) — 1.1%
Eurocommercial Properties NV	22,625	589,460
NSI NV	13,774	557,171
Vastned Retail NV	12,864	421,449
Wereldhave NV	19,847	483,467

		2,051,547

Food & Staples Retailing — 4.5%
Koninklijke Ahold Delhaize NV	359,056	8,056,298

Security	Shares	Value

Food Products — 0.4%
ForFarmers NV	11,980	$94,651
Wessanen	43,711	553,338

		647,989

Health Care Equipment & Supplies — 6.5%
Koninklijke Philips NV	293,835	11,607,574

Hotels, Restaurants & Leisure — 0.2%
Basic-Fit NV(a)(b)	10,368	336,209

Household Durables — 0.2%
TomTom NV(b)	35,026	303,468

Insurance — 5.1%
Aegon NV	668,642	3,051,935
ASR Nederland NV	47,350	1,791,882
NN Group NV	111,613	4,231,270

		9,075,087

Internet & Direct Marketing Retail — 0.6%
Takeaway.com NV(a)(b)	11,805	1,041,868

IT Services — 2.8%
Adyen NV(a)(b)	3,399	2,730,157
InterXion Holding NV(b)	30,502	2,248,303

		4,978,460

Leisure Products — 0.3%
Accell Group NV	17,942	486,846

Machinery — 0.8%
Aalberts NV	42,284	1,390,487

Media — 0.3%
Altice NV, Class A(b)	172,438	529,775

Metals & Mining — 0.3%
AMG Advanced Metallurgical Group NV(c)	9,389	237,816
Constellium NV, Class A(b)	40,003	326,824

		564,640

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	31,089	1,271,436

Personal Products — 16.2%
Unilever NV, CVA	482,974	29,062,916

Professional Services — 5.7%
Brunel International NV	20,950	312,365
Intertrust NV(a)	25,395	479,950
Randstad NV	46,478	2,392,826
Wolters Kluwer NV	101,039	7,041,555

		10,226,696

Semiconductors & Semiconductor Equipment — 19.7%
ASM International NV	21,629	1,262,477
ASML Holding NV	136,585	25,768,055
BE Semiconductor Industries NV	34,948	788,233
NXP Semiconductors NV	85,704	7,555,665

		35,374,430

Trading Companies & Distributors — 2.3%
AerCap Holdings NV(b)(c)	49,549	2,220,786
IMCD NV	23,185	1,887,335

		4,108,121

Total Common Stocks — 99.3% (Cost: $190,918,223)		178,105,513

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	1,683,645	$1,684,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	84,934	84,934

		1,769,252

Total Short-Term Investments — 1.0% (Cost: $1,769,147)		1,769,252

Total Investments in Securities — 100.3% (Cost: $192,687,370)		179,874,765

Other Assets, Less Liabilities — (0.3)%		(566,122)

Net Assets — 100.0%		$179,308,643

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,959,407	(2,275,762)	1,683,645	$1,684,318	$14,387	(a)	$1,148	$(224)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,009	74,925	84,934	84,934	1,563		—	—

				$1,769,252	$15,950		$1,148	$(224)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	32	06/21/19	$1,168	$(28,547)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Netherlands ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$178,105,512	$—	$1	$178,105,513
Money Market Funds	1,769,252	—	—	1,769,252

	$179,874,764	$—	$1	$179,874,765

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(28,547)	$—	$—	$(28,547)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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